Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of variations from the federal statutory rate
	Years ended December 31,
(in thousands)	2018	2017
Expected federal income tax expense (benefit) at statutory rate of 21% and 35% at December 31, 2018 and 2017, respectively	$(8,888)	$(6,191)
Effect of permanent other differences
Debt extinguishment	5,145	170
Transaction Cost Amortization	552	-
Other	319	(28)
Effect of valuation allowance	3,479	(12,572)
Other	39	(1,147)
Impact of change in federal tax rate on deferred tax asset	-	20,479
State income tax expense (benefit), net of federal benefit	(646)	(690)
	$-	$21

Schedule of temporary differences between the carrying amounts of assets and liabilities
(in thousands)	2018	2017
Deferred tax assets (liabilities)
Provision for doubtful accounts	$138	$195
Inventory-related expense	195	209
Accrued liabilities	367	444
Depreciation and amortization	2,084	2,128
Net operating loss carry-forwards	39,154	35,754
Other	705	719
Total deferred tax assets	42,643	39,449
Valuation allowance	(42,643)	(39,449)
Total net deferred tax assets	$-	$-